Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2010	$ 47,504,374	$ 517,432	$ 48,021,806	$ 19,232,434	$ 208,073	$ 19,440,507	$ 404,921,242	$ 4,329,618	$ 409,250,860	$ 177,594,148	$ 1,916,408	$ 179,510,556	$ 339,644,475	$ 3,611,552	$ 343,256,027
Balance (in units) at Dec. 31, 2010			5,020,573.947			1,135,405.366			10,760,255.711			8,352,365.929			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(67,138,290)	(719,459)	(67,857,749)	(42,124,253)	(460,818)	(42,585,071)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(54,746,671)	(502,032)	(55,248,703)	(19,951,492)	(199,468)	(20,150,960)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(988,282.545)			(186,460.494)			(1,601,637.811)			(1,062,599.076)			(2,459,949.357)
Balance at Dec. 31, 2011	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	283,036,281	3,108,127	286,144,408	115,518,403	1,256,122	116,774,525	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			4,032,291.402			948,944.872			9,158,617.900			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(953,365.724)			(160,413.040)			(2,098,985.408)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	23,041,527	271,658	23,313,185	10,917,812	170,892	11,088,704	193,760,270	2,213,811	195,974,081	73,232,715	826,757	74,059,472	170,851,495	2,030,895	172,882,390
Balance (in units) at Dec. 31, 2012			3,078,925.678			788,531.832			7,059,632.492			5,198,875.076			10,343,763.586
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(479,900)	(6,431)	(486,331)	(497,782)	(9,361)	(507,143)	(7,644,502)	(88,542)	(7,733,044)	(2,668,922)	(32,080)	(2,701,002)	(1,451,095)	(16,093)	(1,467,188)
Redemptions	(4,857,782)	0	(4,857,782)	(2,419,258)	0	(2,419,258)	(41,464,280)	(250,012)	(41,714,292)	(18,317,546)	(100,008)	(18,417,554)	(36,119,312)	(350,019)	(36,469,331)
Redemptions (in units)			(648,244.994)			(174,463.476)			(1,525,996.806)			(1,318,303.688)			(2,190,361.355)
Balance at Dec. 31, 2013	$ 17,703,845	$ 265,227	$ 17,969,072	$ 8,000,772	$ 161,531	$ 8,162,303	$ 144,651,488	$ 1,875,257	$ 146,526,745	$ 52,246,247	$ 694,669	$ 52,940,916	$ 133,281,088	$ 1,664,783	$ 134,945,871
Balance (in units) at Dec. 31, 2013			2,430,680.684			614,068.356			5,533,635.686			3,880,571.388			8,153,402.231